Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedules of Related Party Transactions

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationships with the Group
JD.com, Inc. and its subsidiaries (“JD Group”)	A shareholder of the Group
Aileyou	A former investee of the Group (note)
Shanghai Gulin Technology Co., Ltd and its subsidiaries(“Gulin Group”)	An investee of the Group
Jinsong and its subsidiaries (“Jinsong Group”)	An investee of the Group
AiFenLei and its subsidiaries (“AiFenLei Group”)	An investee of the Group
Shanghai Yueqing Information Technology Co., Ltd(“Yueqing”)	An investee of the Group

Note: Aileyou became a subsidiary of the Group subsequent to the acquisition in June 2022 (see Note 3).

For the years ended December 31, 2020, 2021 and 2022, significant related party transactions were as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net Service Revenue
Services provided to Jinsong Group	—	1,389	5,936
Merchandise costs
Purchase from JD Group	25,440	6,906	10,849
Purchase from Gulin Group(1)	—	175,118	242,929
Operating expenses
Service received from JD Group(2)	166,079	363,946	363,764
Service received from Aileyou	2,019	8,502	—
Service received from Gulin Group	—	3,006	—
Interest income from loans provided to related parties	1,750	1,272	—

Amount due from related parties
Loan to Gulin Group	—	80,500	13,000
Loan to AiFenLei Group	138,332	85,900	—
Loan to Aileyou	2,400	—	—
Repayments from AiFenLei Group	175,755	110,015	—
Repayments from Aileyou	2,911	—	—
Repayments from Gulin Group	—	80,500	13,000
Repayments from Yueqing	—	9,500	—

As of December 31, 2021 and 2022, the amount due from/to related parties are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Due from JD Group (4)	320,955	96,745
Due from Jinsong Group
Other receivables from Jinsong Group	5,670	9,323
Due from AiFenLei Group
Other receivables from AiFenLei Group (5)	24,391	189,567
Due from Aileyou
Loans provided to Aileyou	1,869	—
Other receivables from Aileyou	40,317	—
Due from Gulin Group
Other receivables from Gulin Group	17,450	7
	410,652	295,642
Due to JD Group
Other payables to JD Group (3)	64,975	41,448
Due to Jinsong Group	8,611	5,281
Due to AiFenLei Group	5	—
Due to Gulin Group	385	875
	73,976	47,604

(1)
Gulin is the newly invested investee of the Group in 2021 and is one of the new product suppliers of the Group, the Group mainly purchases new products from Gulin.
(2)
JD Group mainly provides services related to the business on Paipai platform, including channel sales services, advertising services, logistic services and so on.
(3)
Other payables to JD Group mainly include channel commissions payable to JD Group.
(4)
Amount due from JD Group includes fund receivables from payment service provider of JD Group, cash collected by JD Group from third party merchants on behalf of the Group, and advance payment to customers on behalf of JD Group.
(5)
As of December 31, 2022, RMB180,000 was prepaid as deposit to subscribe for preferred shares of AiFenLei (see Note 22).